Debt (Details) - USD ($)					3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 28, 2024	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt [Line Items]
Interest expense										$ 238,880	$ 87,692
Outstanding balance					$ 500,000			$ 500,000
Received promissory notes					580,402			$ 580,402
Percentage of gross cash proceeds								15.00%
Monthly carrying forward amount								$ 150,000
Reduced cap closing price of common stock								25,000
Amortization of debt discount
Interest expense								$ 29,052
Interest accrues outstanding balance rate	10.00%
Common stock commences trading days	5 years
Outstanding balance percentage	110.00%									60.00%
Prepayment penalty percentage	10.00%
Convertible shares of common stock	166,912							184,730
Own in excess percentage								9.99%
Original issue discount	$ 100,000					$ 100,000
Gain on extinguishment of debt								$ 14,554
Net debt discount is amortized					90,804
Net debt discount rate								10.00%
Debt instrument discount cost								$ 554,598
Interest capitalized
Interest expense other
Short-term debt		$ 500,000			$ 580,402			$ 580,402		500,000
Series A Convertible Preferred Stock [Member]
Debt [Line Items]
Conversion price					$ 1,000			$ 1,000
Warrants [Member]
Debt [Line Items]
Exercise price per share	$ 6.8					$ 6.8
Warrants purchase					250,000			250,000
Streeterville Capital, LLC [Member]
Debt [Line Items]
Aggregate purchase price										500,000
Amortization of debt discount										75,000
Interest expense										$ 89,554
Effective interest days										60 days
Streeterville March 2026 Convertible Note [Member]
Debt [Line Items]
Number of trading days	10 days
Aggregate purchase price	$ 500,000
Aggregate principal amount								$ 302,423
Amortization of debt discount								585,402
Fees paid	35,000
Original issue discount	575,000					$ 575,000
Net debt discount is amortized								$ 645,402
Streeterville March 2026 Convertible Note [Member] | Securities Purchase Agreement [Member]
Debt [Line Items]
Aggregate principal amount	1,135,000
Streeterville March 2026 Convertible Note [Member] | Warrants [Member]
Debt [Line Items]
Exercise price per share					$ 6.8			$ 6.8
Warrants purchase					250,000			250,000
Listing Date [Member]
Debt [Line Items]
Conversion price					$ 6.8			$ 6.8
Related Party Promissory Note Payable [Member]
Debt [Line Items]
Number of trading days								10 days
Promissory Notes [Member]
Debt [Line Items]
Accrued interest payable balance		326,572						$ 72,387		$ 326,572
Received promissory notes		1,007,000					336,408		336,408	1,007,000
Repaid principal balance								128,568		104,883
Principal balance								2,999,957		2,792,117
Promissory notes available amount								$ 43		207,883
Promissory Notes [Member] | Related Party Promissory Note Payable [Member]
Debt [Line Items]
Interest rate				10.00%
Accrued interest payable balance										326,572
Received promissory notes		$ 1,007,000								1,007,000
Repaid principal balance										104,883
Principal balance										2,792,117
Promissory notes available amount										$ 207,883
Effective interest rate percentage				10.00%
Convertible Note [Member]
Debt [Line Items]
Outstanding balance percentage								15.00%
Determined by independent third-party valuation	$ 1,437,423					1,437,423
Convertible Note [Member] | Streeterville March 2026 Convertible Note [Member]
Debt [Line Items]
Outstanding balance percentage								5.00%
Grafiti Note [Member]
Debt [Line Items]
Interest expense					$ 72,387		57,013	$ 143,820	107,288
promissory note principal amount			$ 3,000,000	$ 2,500,000
Interest rate		10.00%			10.00%			10.00%		10.00%
Accrued interest payable balance						$ 71,433		$ 72,387
Received promissory notes		$ 1,007,000			$ 336,408			336,408		$ 1,007,000
Repaid principal balance								128,568		104,883
Principal balance								2,999,957		2,792,117
Promissory notes available amount								$ 43		$ 207,883
Effective interest rate percentage		10.00%			10.00%			10.00%		10.00%
Maturity date of debt								Jul. 31, 2027
Grafiti Note [Member] | Promissory Notes [Member] | Related Party Promissory Note Payable [Member]
Debt [Line Items]
promissory note principal amount			$ 3,000,000	$ 2,500,000
Streeterville December 2025 Note [Member]
Debt [Line Items]
Interest expense					$ 119,856		$ 0
Streeterville December 2025 Note [Member] | Streeterville Capital, LLC [Member]
Debt [Line Items]
Aggregate principal amount										$ 575,000
Streeterville March 2026 Convertible Note [Member]
Debt [Line Items]
Interest expense								$ 209,410	$ 0
Interest rate					18.00%			18.00%
Amortization of debt discount								$ 362,423
Effective interest rate percentage					18.00%			18.00%
Streeterville March 2026 Convertible Note [Member] | Promissory Notes [Member]
Debt [Line Items]
Interest rate		15.00%								15.00%
Aggregate purchase price										$ 500,000
Aggregate principal amount										$ 575,000
Effective interest rate percentage		15.00%								15.00%
Effective interest days										60 years
Original issue discount		$ 50,000								$ 50,000
Issuance costs		25,000								25,000
Short-term debt		$ 500,000								$ 500,000
March 2026 Convertible Note [Member]
Debt [Line Items]
Interest rate					87.00%			87.00%
Effective interest rate percentage					87.00%			87.00%